Note 25 - Income Tax - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net deferred tax liability (asset) as of January 1		$ 12,414	[1]	$ 10,870
Expense (benefit) in Statement of Operations		(8,092)		1,544
Net deferred tax liability (asset)	[1]	4,322		12,414
Deferred tax assets					$ 6,204		$ 944
Deferred tax liabilities					10,526		13,358
Net deferred tax liability		$ 4,322	[1]	$ 10,870	$ 4,322	[1]	$ 12,414	[1]

[1]	Deferred tax assets / liabilities are netted within each tax jurisdiction within the group.